Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.18%	3.17%	2.18%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.12%	3.54%	3.20%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.15%	3.59%	3.26%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	4.83%	3.26%	2.95%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	3.24%	2.11%	1.93%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	2.84%	2.00%	1.82%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.01%	2.47%	2.33%
Class C1
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.19%	2.67%	2.35%

[1]	The total returns include gains from the settlement of securities litigation. Without these gains, total returns would have been lower.
[2]	Average annual returns for Class A shares do not reflect the initial sales charge of 2.25% that was charged in connection with the purchase of Class A shares prior to September 7, 2018.